Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Accrued inventory	$ 3,576	$ 798
Accrued research and development expenses	175	421
Accrued professional services	2,187	553
Others	1,965	1,137
Total accrued expenses and other current liabilities	$ 7,903	$ 2,909